ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) - USD ($)	Dec. 13, 2016	Aug. 28, 2018	Jun. 30, 2018	Aug. 02, 2017	Jun. 30, 2017	Jun. 30, 2016	Oct. 26, 2015	Dec. 02, 2014
Business Acquisition, Percentage of Voting Interests Acquired		30.00%
Common Stock, Shares, Issued			19,837,642		19,837,642		21,526,747
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners						8.10%
Disposal Group, Including Discontinued Operation, Consideration						$ 270,000
Jinshang Leasing [Member]
Noncontrolling Interest, Ownership Percentage by Parent								100.00%
Common Stock, Shares, Issued								30,000,000
Freeman FinTech Corporation [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	13,440,000
Business Acquisition, Percentage of Voting Interests Acquired	67.00%
Spectacular Bid Limited [Member]
Business Acquisition, Percentage of Voting Interests Acquired				67.00%
Former [Member] | Holdco [Member]
Noncontrolling Interest, Ownership Percentage by Parent							78.00%
Former [Member] | Sino [Member]
Noncontrolling Interest, Ownership Percentage by Parent							22.00%